Taxation	9 Months Ended
Sep. 30, 2024
Taxation
Taxation

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

10.Taxation

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Current taxes	2,473	28,567	45,109	91,484
Deferred income taxes	3,924	(11,908)	(4,440)	(2,366)
Total taxes	6,397	16,659	40,669	89,118

Income tax expense is recognized in each interim period based on tax computations for each group entity based upon the income or loss before tax in the period. Adjustments for material temporary and permanent differences are made by reference to the relevant tax rules, making suitable pro-rated adjustments for rates applying on an annual basis for the full financial year under the tax rules. Accordingly, the interim period income tax expense is accrued at the effective tax rate that would be applicable to the pre-tax income of the interim period.

Income tax payable at September 30, 2024 was $58.1 million. The reduction of $17.5 million for the nine months ended September 30, 2024, is primarily driven by the movement in the uncertain tax positions of $10.8 million as a result of the Naira devaluation.

As a result of the goodwill impairment in Latam tower businesses group of CGUs for the nine months ended September 30, 2024, the Group reassessed recoverability of the related deferred tax assets and determined that no change to the position that deferred tax assets are recognized was required.

International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12

The United Kingdom has enacted a Multinational Top-Up Tax based upon the Organization for Economic Co-operation and Development Pillar Two Global Anti-Base Erosion Rules (“Pillar Two”). The legislation is in effect for the Group’s financial year beginning January 1, 2024. The Group is in scope by virtue of the parent company being tax resident in the UK. The Group applied the IAS 12 ‘Income taxes’ exception to recognizing and disclosing information about deferred tax assets and liabilities related to the Pillar Two model rules.

A liability to Pillar Two is anticipated to arise with respect to certain jurisdictions where the Pillar Two effective tax rate is below 15%. As a result, the Group recognized an estimated current tax expense of $4.6 million for the nine months ended September 30, 2024.